Finance Result	12 Months Ended
Dec. 31, 2019
Finance Result
Finance Result

(27)    Finance Result

Details are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Finance income	114,197	13,995	9,678
Finance cost from Senior Unsecured Notes	(41,920)	(35,471)	(65,189)
Finance cost from senior debt (note 21 (b))	(262,797)	(247,646)	(193,183)
Finance cost from sale of receivables (note 14)	(9,171)	(6,053)	(3,973)
Capitalized interest (note 10)	14,894	8,955	8,839
Finance lease expense (note 9)	(34,558)	—	—
Other finance costs	(9,413)	(13,058)	(9,838)
Finance costs	(342,965)	(293,273)	(263,344)
Impairment and gains / (losses) on disposal of financial instruments (note 11 and 12 (b))	(37,666)	30,280	(18,844)
Change in fair value of financial instruments	1,326	—	(3,752)
Exchange differences	(9,616)	(8,246)	(11,472)
Finance result	(274,724)	(257,244)	(287,734)

On 29 January 2018 (prior to the date on which the 2017 consolidated financial statements were authorized for issue) Aradigm informed that it had not obtained approval for LinahiqTM from the Antimicrobial Drugs Advisory Committee of the US Food and Drug Administration. As a result, the financial assets related to Aradigm’s convertible note were totally impaired for a total of Euros 14,477 thousand at 31 December 2017. This amount was recognized in “Impairment and gains/(losses) on disposal of financial instruments” in the consolidated statement of profit and loss in 2017.

Finance cost from senior debt includes an income of Euros 97,850 thousand related to the refinancing effect (see note 21).

During 2019 the Group has capitalized interest at a rate of between 5.34% and 5.46% based on the financing received (between 4.61% and 5.18% during 2018) (see note 4 (f)).

As of 31 December 2019, as part of the shares exchange agreement with Shanghai RAAS Blood Products Co. Ltd., Grifols delivered 90 shares of its subsidiary Grifols Diagnostic Solutions, Inc. in exchange of a contractual right resulting in an investment in an associate, which has generated a benefit related to the measurement of the contractual right amounting to EUR 1 million as of 31 December 2019 (see note 2).